CAPITAL STOCK (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF EXTINGUISHMENT OF DEBT

Per Valuation
Preferred shares issued	34,853
Stated value of debt and interest	$3,485,313
Calculated fair value of preferred shares	$85,555,204
Fair value of derivative liability removed	$178,464,388
Gain	$96,394,494